Contingent Payment - Summary of Contingent Payment (Detail) CAD in Millions	12 Months Ended
Dec. 31, 2017 CAD
Disclosure Of Contingent Liabilities In Business Combination [Abstract]
Initial Recognition on May 17, 2017	CAD 361
Re-measurement	(138)
Liabilities Settled or Payable	(17)
Contingent Liabilities	206
Less: Current Portion	38
Long-Term Portion	CAD 168